SHARE-BASED COMPENSATION - Others (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	May 15, 2013	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
SHARE-BASED COMPENSATION
Cash received from exercise of stock options		¥ 31,012	¥ 184,375	¥ 21,197
Tax deduction for exercise of stock option		8,762	¥ 0
Unrecognized compensation expense		¥ 124,135
Weighted-average period to recognize compensation expense		1 year 2 months 12 days
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option		4 years 8 months 12 days	4 years 2 months 12 days	4 years 2 months 12 days
Expected volatility (as a percent)		67.80%	71.90%	97.10%
Risk-free interest rate (as a percent)			0.20%	0.10%
Risk-free interest rate (as a percentage)		(0.10%)
Expected dividend yield (as a percent)		0.10%	0.20%	0.30%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option (in Japanese yen per share)		¥ 397	¥ 373	¥ 600
Previous period of share price used for estimate of expected volatility (in years)		2 years 6 months
Shares
Outstanding at the beginning of the period (in shares)		895,000
Granted (in shares)		1,099,400
Exercised (in shares)		(108,000)
Forfeited (in shares)		(421,300)
Outstanding at the end of the period (in shares)		1,465,100	895,000
Vested and expected to vest at the end of the period (in shares)		1,465,100
Exercisable at the end of the period (in shares)		404,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share)		¥ 729
Granted (in Japanese yen/dollars per share)		736
Exercised (in Japanese yen/dollars per share)		287
Forfeited (in Japanese yen/dollars per share)		782
Outstanding at the end of the period (in Japanese yen/dollars per share)		771	¥ 729
Vested and expected to vest at the end of the period (in dollars per share)		771
Exercisable at the end of the period (in dollars per share)		¥ 565
Weighted-average remaining contractual term
Outstanding at the end of the period		3 years 9 months 18 days	3 years 3 months 18 days
Vested and expected to vest at the end of the period		3 years 9 months 18 days
Exercisable at the end of the period		1 year 4 months 24 days
Aggregate intrinsic value
Outstanding at the end of the period		¥ 285,816	¥ 117,016
Vested and expected to vest at the end of the period		285,816
Exercisable at the end of the period		128,211
Intrinsic value of stock options exercised		¥ 37,560	¥ 333,700	¥ 191,100
Nonvested stock options
Nonvested at the beginning of the period (in shares)		519,000
Granted (in shares)		1,099,400
Vested (in shares)		(136,000)
Forfeited (in shares)		(421,300)
Nonvested at the end of the period (in shares)		1,061,100	519,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share)		¥ 424
Granted (in Japanese yen per share)		397	¥ 373	¥ 600
Vested (in Japanese yen per share)		293
Forfeited (in Japanese yen per share)		412
Nonvested at the end of the period (in Japanese yen per share)		¥ 418	¥ 424
8th series Stock Option Grant
SHARE-BASED COMPENSATION
Cash received from exercise of stock options			¥ 49,412
Shares
Granted (in shares)	88,000
Weighted-average exercise price
Granted (in Japanese yen/dollars per share)	¥ 5.03
Aggregate intrinsic value
Intrinsic value of stock options exercised			¥ 52,184
Nonvested stock options
Granted (in shares)	88,000